AI Powered Equity ETF
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 94.5%
Canada - 0.4%
Commercial Services & Supplies - 0.1%
Waste Connections, Inc. - ADR	1,029	$105,545
Entertainment - 0.3%
Lions Gate Entertainment Corp. - Class A - ADR (a)(b)	34,876	396,540
Total Canada		502,085

United Kingdom - 0.2%
Chemicals - 0.2%
Tronox Holdings PLC- Class A - ADR	14,480	211,698

United States - 93.9%
Air Freight & Logistics - 0.8%
FedEx Corp.	3,574	927,881
Automobiles - 4.5%
General Motors Co.	3,640	151,570
Tesla, Inc. (a)(b)	7,139	5,037,778
Total Automobiles		5,189,348
Banks - 0.1%
ServisFirst Bancshares, Inc. (a)	3,123	125,826
Beverages - 1.8%
Coca-Cola Co.	20,437	1,120,765
Constellation Brands, Inc. - Class A	2,540	556,387
Monster Beverage Corp. (a)(b)	4,249	392,948
Total Beverages		2,070,100
Biotechnology - 7.9%
AbbVie, Inc.	8,616	923,204
Amicus Therapeutics, Inc. (b)	15,817	365,215
Concert Pharmaceuticals, Inc. (b)	26,998	341,255
Fate Therapeutics, Inc. (a)(b)	15,586	1,417,235
Invitae Corp. (a)(b)	10,175	425,417
Moderna, Inc. (a)(b)	31,969	3,339,801
NantKwest, Inc. (b)	15,000	199,950
Novavax, Inc. (a)(b)	3,248	362,184
Sorrento Therapeutics, Inc. (a)(b)	116,421	794,573
Syndax Pharmaceuticals, Inc. (b)	26,111	580,709
Syros Pharmaceuticals, Inc. (a)(b)	29,451	319,543
Total Biotechnology		9,069,086
Capital Markets - 2.1%
BlackRock, Inc.	980	707,109
Houlihan Lokey, Inc.	12,645	850,123
MarketAxess Holdings, Inc.	616	351,465
Morgan Stanley	7,124	488,208
Total Capital Markets		2,396,905
Chemicals - 2.1%
AdvanSix, Inc. (b)	6,013	120,200
Mosaic Co.	99,607	2,291,956
Rayonier Advanced Materials, Inc. (b)	8,012	52,238
Total Chemicals		2,464,394
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp. (b)	13,204	173,897
Diversified Consumer Services - 0.4%
Chegg, Inc. (b)	5,555	501,784
H&R Block, Inc.	304	4,821
Total Diversified Consumer Services		506,605
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. - Class B (b)	1,553	360,094
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	16,115	946,756
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A	1,434	187,524
Cognex Corp.	7,057	566,571
Total Electronic Equipment, Instruments & Components		754,095
Entertainment - 4.8%
Netflix, Inc. (b)	3,093	1,672,478
Roku, Inc. (b)	8,417	2,794,613
Take-Two Interactive Software, Inc. (b)	1,561	324,360
Zynga, Inc. - Class A (a)(b)	77,431	764,244
Total Entertainment		5,555,695
Food & Staples Retailing - 1.9%
Andersons, Inc.	16,508	404,611
Costco Wholesale Corp.	2,746	1,034,637
Walmart, Inc.	5,305	764,716
Total Food & Staples Retailing		2,203,964
Food Products - 1.5%
Campbell Soup Co. (a)	13,248	640,541
Darling Ingredients, Inc. (b)	18,381	1,060,216
Total Food Products		1,700,757

Health Care Equipment & Supplies - 1.0%
Becton Dickinson & Co.	2,557	639,812
IDEXX Laboratories, Inc. (b)	656	327,915
Meridian Bioscience, Inc. (b)	11,255	210,356
Total Health Care Equipment & Supplies		1,178,083
Health Care Providers & Services - 1.7%
Cigna Corp.	7,167	1,492,026
Molina Healthcare, Inc. (b)	2,366	503,201
Total Health Care Providers & Services		1,995,227
Health Care Technology - 1.4%
Teladoc Health, Inc. (a)(b)	8,221	1,643,871
Hotels, Restaurants & Leisure - 0.8%
Denny's Corp. (b)	56,490	829,273
El Pollo Loco Holdings, Inc. (a)(b)	7,380	133,578
Total Hotels, Restaurants & Leisure		962,851
Household Durables - 0.2%
PulteGroup, Inc.	5,626	242,593
Insurance - 0.1%
ProAssurance Corp.	7,870	140,007
Interactive Media & Services - 3.1%
Alphabet, Inc. - Class A (b)	2,000	3,505,280
Facebook, Inc. - Class A (b)	274	74,846
Total Interactive Media & Services		3,580,126
Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc. (b)	609	1,983,471
Etsy, Inc. (b)	17,918	3,187,792
Grubhub, Inc. (b)	3,920	291,138
Overstock.com, Inc. (a)(b)	1,593	76,416
Stitch Fix, Inc. - Class A (a)(b)	14,613	858,075
Total Internet & Direct Marketing Retail		6,396,892
IT Services - 2.5%
International Money Express, Inc. (b)	9,014	139,897
MAXIMUS, Inc.	6,859	502,010
PayPal Holdings, Inc. (b)	2,912	681,990
Square, Inc. - Class A (b)	7,356	1,600,961
Total IT Services		2,924,858
Life Sciences Tools & Services - 1.1%
PerkinElmer, Inc.	17	2,440
Syneos Health, Inc. (b)	8,623	587,485
Thermo Fisher Scientific, Inc.	1,595	742,919
Total Life Sciences Tools & Services		1,332,844
Metals & Mining - 1.3%
Century Aluminum Co. (b)	12,986	143,236
Coeur Mining, Inc. (b)	132,300	1,369,305
Total Metals & Mining		1,512,541
Multiline Retail - 0.2%
Dollar General Corporation	1,304	274,231
Oil, Gas & Consumable Fuels - 1.5%
Cimarex Energy Co. (a)	28,247	1,059,545
Williams Cos., Inc.	35,773	717,249
Total Oil, Gas & Consumable Fuels		1,776,794
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	22,112	821,903
Personal Products - 1.1%
Coty, Inc. - Class A (a)	186,783	1,311,217
Pharmaceuticals - 3.9%
cbdMD, Inc. (a)(b)	33,335	98,338
Eli Lilly and Co.	38	6,416
Johnson & Johnson	2,374	373,620
Ocular Therapeutix, Inc. (a)(b)	59,796	1,237,777
Pfizer, Inc.	75,331	2,772,934
Viatris, Inc. (b)	1,521	28,504
Xeris Pharmaceuticals, Inc. (b)	4,372	21,510
Total Pharmaceuticals		4,539,099
Professional Services - 0.4%
TriNet Group, Inc. (b)	5,782	466,029

Real Estate Investment Trusts (REITs) - 0.5%
Federal Realty Investment Trust	1,883	160,281
Weyerhaeuser Co.	15,053	504,727
Total Real Estate Invesment Trusts (REITs)		665,008
Real Estate Management & Development - 2.4%
Redfin Corp. (a)(b)	40,041	2,748,014
Road & Rail - 0.3%
Marten Transport Ltd.	20,233	348,615
Semiconductors & Semiconductor Equipment - 14.0%
Advanced Micro Devices, Inc. (b)	45,393	4,162,991
Applied Materials, Inc.	25,655	2,214,027
Enphase Energy, Inc. (a)(b)	19,591	3,437,633
Microchip Technology, Inc.	670	92,534
NVIDIA Corp.	2,421	1,264,246
Qualcomm, Inc.	4,177	636,324
SolarEdge Technologies, Inc. (a)(b)	3,635	1,160,001
SunPower Corp. (a)(b)	78,234	2,005,920
Teradyne, Inc.	10,773	1,291,575
Total Semiconductors & Semiconductor Equipment		16,265,251
Software - 14.5%
Box, Inc. - Class A (b)	24,560	443,308
Cloudera, Inc. (a)(b)	124,443	1,731,002
Coupa Software, Inc. (b)	1,113	377,207
Crowdstrike Holdings, Inc. - Class A (b)	15,015	3,180,477
DocuSign, Inc. (b)	10,503	2,334,817
Everbridge, Inc. (a)(b)	2,347	349,867
Intuit, Inc.	324	123,071
Microsoft Corp.	4,519	1,005,116
PagerDuty, Inc. (a)(b)	11,308	471,544
RingCentral, Inc. - Class A (b)	984	372,906
ServiceNow, Inc. (b)	1,268	697,945
Slack Technologies, Inc. - Class A (b)	30,143	1,273,240
SS&C Technologies Holdings, Inc.	1,590	115,673
Zoom Video Communications, Inc. - Class A (b)	3,566	1,202,883
Zscaler, Inc. (b)	16,093	3,213,934
Total Software		16,892,990
Specialty Retail - 2.9%
Michaels Cos., Inc. (a)(b)	125,551	1,633,418
RH (a)(b)	2,953	1,321,527
Tractor Supply Co.	2,688	377,879
Total Specialty Retail		3,332,824
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	16,235	2,154,222
Thrifts & Mortgage Finance - 0.8%
PennyMac Financial Services, Inc.	14,305	938,694
Trading Companies & Distributors - 0.4%
United Rentals, Inc. (b)	1,903	441,325
Total United States		109,331,512
TOTAL COMMON STOCKS (Cost $87,753,801)		110,045,295

RIGHTS - 0%
United States - 0.0%
NewStar Financial, Inc. (c)	115,783	0
TOTAL RIGHTS (Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 26.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (d)	30,620,140	30,620,140
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $30,620,140)		30,620,140

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.01% (d)	5,686,067	5,686,067
TOTAL SHORT-TERM INVESTMENTS (Cost $5,686,067)		5,686,067

Total Investments (Cost $124,060,008) - 125.7%		146,351,502
Liabilities in Excess of Other Assets - (25.7)%		(29,951,530)
TOTAL NET ASSETS - 100.0%		$116,399,972

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	All or a portion of this security was out on loan at December 31, 2020.
(b)	Non-income producing security.
(c)	Value determined based on estimated fair value. Classified as Level 3 in the fair value hierarchy.
(d)	The rate quote is the annualized seven-day yield at December 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of December 31, 2020, AIEQ held one fair valued security. As of December 31, 2020, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

AIEQ
Assets^	Level 1	Level 2	Level 3			Total
Common Stocks	$110,045,295	$-	$-	-		$110,045,295
Rights	-	-	-	-	(1)	-
Short Term Investments	5,686,067	-	-	-		5,686,067
Investments Purchased with Securities Lending Collateral*	-	-	-	-		30,620,140
Total Investments in Securities	$115,731,362	$-	$-			$146,351,502
The AI Powered Equity ETF held a Level 3 security at the end of the period. The security classified as Level 3 is deemed immaterial.

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.